Accounting Policies - Summary of Impact on the Financial Statements on Adoption of IFRS 16 (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement [line items]
Material Impact On Adoption Of IFRS 16 In Operating Profit	€ 50
Discontinued operations [member]
Statement [line items]
Right of use of asset		€ 398
Material Impact On Adoption Of IFRS 16 In Property, Plant And Equipment And Net Debt - impact of net finance leases			€ 23
Material Impact On Adoption Of IFRS 16 - operating profit	4
Material impact on adoption of ifrs 16 - depreciation	€ 63